FINANCIAL INSTRUMENTS (Details 2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Amounts receivable	$ 527,000	$ 529,000
Long-term investments	4,510,000	4,176,000
Warrant liability	249,000	$ 278,000
Level 1 of fair value hierarchy [Member]
Statement [Line Items]
Cash	26,814,000
Amounts receivable	0
Long-term investments	4,408,000
Total financial assets	31,222,000
Warrant liability	0
Total financial liabilities	0
Level 2 of fair value hierarchy [Member]
Statement [Line Items]
Cash	0
Amounts receivable	527,000
Long-term investments	0
Total financial assets	527,000
Warrant liability	0
Total financial liabilities	0
Level 3 of fair value hierarchy [Member]
Statement [Line Items]
Cash	0
Amounts receivable	0
Long-term investments	102,000
Total financial assets	102,000
Warrant liability	(1,307,000)
Total financial liabilities	$ (1,307,000)